Stock Options (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning		15,448,056	9,018,609
Shares, Granted			13,164,340
Shares, Exercised			(6,734,893)
Balance at end	37,119,049		15,448,056
Shares, Exercisable at March 31, 2018	37,119,049	35,187,847
Balance at beginning		$ 0.27	$ 0.72
Weighted-Average Exercise Price, Granted			0.25
Weighted-Average Exercise Price, Forfeiture/Canceled			0.81
Balance at end			$ 0.27
Remaining Life In Years			2 years 3 months 19 days
Stock Options [Member]
Balance at beginning	14,378,432
Shares, Granted	1,250,000
Shares, Exercised	(256,667)
Balance at end	15,371,765	14,378,432
Shares, Exercisable at March 31, 2018	15,371,765
Balance at beginning	$ 0.76
Weighted-Average Exercise Price, Granted	0.39
Balance at end	0.73	$ 0.76
Weighted-Average Exercise Price, Exercisable at March 31, 2018	$ 0.73
Remaining Life In Years	8 years 4 months 13 days	8 years 5 months 23 days
Weighted-Average Remaining Contractual Term, Grants	9 years 9 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable at March 31, 2018	8 years 4 months 13 days
Aggregate Intrinsic Value, Outstanding at December 31, 2017	$ 771,359
Aggregate Intrinsic Value, Exercisable at March 31, 2018	156,299
Plan
Aggregate Intrinsic Value, Outstanding at December 31, 2017	$ 156,299